Securities Held to Maturity - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule of Held-to-maturity Securities [Line Items]
Proceeds from sales of securities held to maturity	$ 28,000	$ 18,000	$ 32,000
Held to maturity securities sold security gross losses	6,000	6,000	6,000
Held to maturity securities, debt maturities, basis of allocation	At June 30, 2014 and 2013, the Company's held to maturity mortgage-backed securities were secured by both residential and commercial mortgage loans with original contractual maturities of ten to thirty years. The effective lives of mortgage-backed securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities
FHLB of New York [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities pledged as collateral	128,100,000	123,300,000
Public Funds [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity securities pledged as collateral	$ 4,500,000	$ 0